Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

The Company’s quarterly financial information for the years ended December 31, 2013 and 2012 is as follows (in thousands):

	First quarter	Second quarter	Third quarter	Fourth quarter
Year ended December 31, 2013:
Total operating revenues	$13,233	$23,840	$23,665	$27,866
Total operating expenses	10,705	25,833	52,274	27,755
Operating income (loss)	2,528	(1,993)	(28,609)	111
Net income (loss)	$(6,775)	$19,586	$(33,652)	$(14,935)

	First quarter	Second quarter	Third quarter	Fourth quarter
Year ended December 31, 2012:
Total operating revenues	$4,792	$4,155	$6,580	$11,673
Total operating expenses	6,353	11,984	8,123	9,640
Operating income (loss)	(1,561)	(7,829)	(1,543)	2,033
Net income (loss)	$(2,334)	$(12,884)	$(6,523)	$2,397